Business Combination - Additional Information (Detail) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2015 CNY (¥)
Business Acquisition [Line Items]
Registered capital					¥ 83,145
Re-measurement gain relating to pre-existing equity interest			¥ 44,000,000	$ 6
Shanghai Autohome Financing Lease Co., Ltd [Member]
Business Acquisition [Line Items]
Registered capital						¥ 300,000,000
Acquired additional equity interest percentage	50.00%	25.00%
Purchase consideration	¥ 206,000,000	¥ 90,000,000
Shanghai Autohome Financing Lease Co., Ltd [Member] | Ownership [Member]
Business Acquisition [Line Items]
Equity interest percentage, by each founding party						25.00%